Other long-term debt (Schedule of Other Long Term Debt) (Details)		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 29, 2016	May. 09, 2015 USD ($)	Mar. 05, 2015	Jun. 24, 2014	May. 27, 2014
Debt Instrument [Line Items]
Accrued interest		$ 0	$ 723,382
Total		1,258,602,780	878,116,826
Less: current portion		(348,594,822)	(301,912,335)
Total other long-term debt		$ 910,007,958	$ 576,204,491
Maturity date		Oct. 05, 2016
Stated rate		1.60%
Noncontrolling Interest, Ownership Percentage by Parent		51.00%	75.00%
Restricted cash		$ 363,137,210	$ 368,874,458
Repayments of other debt		17,854,351	122,973,761	$ 40,000,000
Loss on extinguishment of debt		$ 0	(9,848,931)	$ 0
Fixed charge coverage ratio					2.75
Henan Xinyuan [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Shanghai Junxin Real Estate Company [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		95.00%
Henan Quansheng [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						90.00%
Land use right securing other long-term bank loan			0			$ 41,295,897
Real estate property under development securing long term debt			0			$ 7,345,027
Shandong Renju [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Debt Instrument [Line Items]
Stated rate							10.984%
Noncontrolling Interest, Ownership Percentage by Parent		80.00%
Land use right securing other long-term bank loan		$ 136,098,821	0
Kent EB-5 LLC [Member]
Debt Instrument [Line Items]
Loan facility, maximum borrowing amount		50,000,000
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		1,258,602,780	877,393,444
Less: current portion		(348,594,822)
Total other long-term debt		910,007,958
Land use right securing other long-term bank loan		128,389,745	54,625,305
Land use right securing long-term debt		731,783,438	324,684,850
Real estate properties held for lease securing debt		36,550,198	38,280,864
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 190,519,754	200,000,000
Maturity date		May 03, 2018
Stated rate		13.25%
Fixed charge coverage ratio		3.0
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 200,000,000	200,000,000
Maturity date		Jun. 06, 2019
Stated rate		13.00%
Fixed charge coverage ratio		3.0
Corporate bonds due in December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 152,962,917	0
Maturity date		Dec. 28, 2020
Stated rate		7.50%
Shandong Xinyuan collateralized debt due in November 28, 2015 at 12.3% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0	33,885,787
Maturity date		Nov. 28, 2015
Stated rate		12.30%
Henan Wanzhuo collateralized debt due in November 28, 2015 at 12.41% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0	34,688,992
Maturity date		Nov. 28, 2015
Stated rate		12.41%
Collateralized Loan Due on April 3, 2016 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 38,453,246	40,807,321
Maturity date		Apr. 03, 2016
Stated rate		11.00%
Collateralized loan due on December 23, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 61,221,818	81,312,306
Maturity date		Dec. 23, 2017
Stated rate		11.00%
Collateralized loan due on July 9, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 54,484,415	65,370,159
Maturity date		Jul. 09, 2017
Stated rate		9.00%
Collateralized loan due on December 31, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 69,129,605	1,650,597
Maturity date		Dec. 31, 2016
Stated rate		12.50%
Collateralized loan due on June 30, 2017 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 3,079,956	0
Maturity date		Jun. 30, 2017
Stated rate		12.50%
Collateralized loan due on March 31, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 38,499,446	0
Maturity date		Mar. 31, 2017
Stated rate		11.00%
Collateralized loan due on November 20, 2016 at 12.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 46,199,335	0
Maturity date		Nov. 20, 2016
Stated rate		12.50%
Collateralized loan due on June 30, 2017 at 11.8% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 17,709,745	0
Maturity date		Jun. 30, 2017
Stated rate		11.80%
Collateralized loan due on July 15, 2017 at 11.8% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 14,583,590	0
Maturity date		Jul. 15, 2017
Stated rate		11.80%
Collateralized loan due on June 25, 2017 at 12% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 69,299,002	0
Maturity date		Jun. 25, 2017
Stated rate		12.00%
Collateralized loan due on September 17, 2017 at 9% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 10,779,844	0
Maturity date		Sep. 17, 2017
Stated rate		9.00%
Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[3]	$ 0	81,312,306
Maturity date		Jun. 25, 2016
Stated rate		11.50%							11.50%
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]	$ 28,489,590	111,946,394
Maturity date		Jun. 30, 2016
Stated rate		11.24%						11.24%
Land use right securing other long-term bank loan		$ 111,663,215	139,355,006
Non-controlling shareholder's loan due on March 13, 2017 at 10.98% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]	$ 81,002,834	0
Maturity date		Mar. 13, 2017
Stated rate		10.98%
Non-controlling shareholder's loan due on May 13, 2017 at 11% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[6]	$ 35,881,483	0
Maturity date		May 13, 2017
Stated rate		11.00%
Fortress Credit Co. LLC Loan due on June 9, 2017 at 7.25% plus LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 96,306,200	25,668,594
Maturity date		Jun. 09, 2017
Interest rate, additional rate over 3 months/ 6 months LIBOR		7.25%
Restricted cash		$ 29,918,940	29,973,017
Loan facility, maximum borrowing amount		165,000,000
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 10,000,000	0
Maturity date		Jan. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000	0
Maturity date		Apr. 30, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000	0
Maturity date		Jun. 25, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000	0
Maturity date		Aug. 04, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 5,000,000	0
Maturity date		Aug. 20, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 10,000,000	0
Maturity date		Oct. 01, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 10,000,000	0
Maturity date		Nov. 23, 2020
Stated rate		5.95%
Others [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 0	$ 750,988

[1]	Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, are required to make quarterly payments to repay the outstanding principal amount and related interest expense. This other long-term debt was paid in full in November 2015.
[2]	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 100% equity interest of Shandong Renju.
[3]	Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights. This other long-term debt was paid in full in January 2015.
[4]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$111,663,215 (December 31, 2014: US$139,355,006).
[5]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which is the non-controlling shareholder of Zhengzhou Shengdao, this other long-term debt is secured by the Group's 80% equity interest in Zhengzhou Shengdao and the Group's land use rights with net book value of US$136,098,821 (December 31, 2014: nil)
[6]	Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which is the non-controlling shareholder of Henan Quansheng, this other debt is secured by the Group's 90% equity interest in Henan Quansheng and the Group's land use rights with net book value of US$41,295,897 (December 31, 2014: nil) and Group's real estate properties under development with net book value of US$7,345,027 (December 31, 2014: nil). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified to current liabilities as of December 31, 2015.
[7]	Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$96.3 million utilized, is denominated in US$ and is secured by the deposit of US$29,918,940 (December 31, 2014: US$29,973,017). This deposit is classified as restricted cash on the consolidated balance sheets as of December 31, 2015.
[8]	Pursuant to the agreements with Kent EB-5 LLC entered into on September 23, 2014, this other long-term debt amounting to US$50 million in total, is denominated in US$ with mature dates vary from January 23, 2020 to November 23, 2020.